TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 17,594	$ 17,372
Research and development expenses, net	1,670	1,835
Convertible loans	1,141	483
Other temporary differences	80	144
Deferred income tax assets, gross	20,485	19,834
Less: Valuation Allowance	(20,485)	(19,834)
Deferred income tax assets, net
Valuation Allowance, beginning	19,834	16,212
Losses during the year	651	3,622
Valuation Allowance, ending	$ 20,485	$ 19,834